Note 5 - Receivables - Accounts Receivable (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounts Receivable, after Allowance for Credit Loss, Total	$ 1,479,780	$ 1,629,559	$ 1,664,862	$ 1,442,231
Billed Revenues [Member] | Government Sector [Member]
Accounts Receivable, after Allowance for Credit Loss, Total	1,456,519	1,573,407	1,594,473
Billed Revenues [Member] | Commercial and Industrial Sector [Member]
Accounts Receivable, after Allowance for Credit Loss, Total	22,000	56,152	0
Unbilled Revenues [Member]
Accounts Receivable, after Allowance for Credit Loss, Total	$ 1,261	$ 0	$ 70,389